UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23096

Legg Mason ETF Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: October 31, 2016

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report	October 31, 2016

LEGG MASON

US DIVERSIFIED CORE ETF

UDBI

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to track the investment results of an index composed of publicly traded U.S. equity securities.

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of Legg Mason US Diversified Core ETF for the period since the Fund’s inception on December 28, 2015 through October 31, 2016. Please read on for a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund net asset value and market price,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

November 30, 2016

II	Legg Mason US Diversified Core ETF

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the period from the Fund’s inception on December 28, 2015 through October 31, 2016 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that fourth quarter 2015 U.S. gross domestic product (“GDP”)i growth was 0.9%. First and second quarter 2016 GDP growth was 0.8% and 1.4%, respectively. The U.S. Department of Commerce’s second reading for third quarter 2016 GDP growth — released after the reporting period ended — was 3.2%. The improvement in GDP growth in the third quarter 2016 reflected an increase in private inventory investment, an acceleration in exports, an upturn in federal government spending and smaller decreases in state and local government spending.

While there was a pocket of weakness in May 2016, job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the period ended on October 31, 2016, the unemployment rate was 4.9%, as reported by the U.S. Department of Labor. The percentage of longer-term unemployed declined over the period. In October 2016, 25.2% of Americans looking for a job had been out of work for more than six months, versus 26.3% when the period began.

After an extended period of maintaining the federal funds rateii at a historically low range between zero and 0.25%, the Federal Reserve Board (the “Fed”)iii increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. At its meeting that concluded on November 2, 2016 (after the reporting period ended), as well as during the prior meetings of the year, the Fed kept rates on hold. In the Fed’s statement after the November meeting it said, “The Committee judges that the case for an increase in the federal funds rate has continued to strengthen but decided, for the time being, to wait for some further evidence of continued progress toward its objectives. The stance of monetary policy remains accommodative, thereby supporting further improvement in labor market conditions and a return to 2 percent inflation.”

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

November 30, 2016

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

Legg Mason US Diversified Core ETF	III

Fund overview

Q. What is the Fund’s investment strategy?

A. Legg Mason US Diversified Core ETF (the “Fund”) seeks to track the investment results of the QS DBI US Diversified Index (the “Underlying Index”). The Underlying Index seeks to provide exposure to equities of U.S. companies and is based on a proprietary methodology created and sponsored by QS Investors, LLC (“QS”), the Fund’s subadviser. The Underlying Index is composed of U.S. companies that are included in the MSCI USA IMI Index.

The proprietary rules-based process initially groups this universe of securities into multiple investment categories based on industries. Within each of these investment categories, securities are weighted by market capitalization. The process then combines those investment categories with more highly correlated historical performance into a smaller number of “clusters.” A cluster is a group of investment categories based on industry that have demonstrated a tendency to behave similarly (high correlation). Thereafter, each of these clusters is equally weighted in the Underlying Index to produce a diversified portfolio. QS anticipates that the number of component securities in the Underlying Index will range from 2,200 to 2,500. The Underlying Index may include large, medium and small capitalization companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time. The Underlying Index’s components are reconstituted annually and rebalanced quarterly. The Underlying Index is reconstituted on a different date from the MSCI USA IMI Index. Securities that are removed from, or added to, the MSCI USA IMI Index are removed from, or considered for inclusion in, the Underlying Index at the next annual reconstitution or quarterly rebalancing of the Underlying Index. The Fund’s portfolio is rebalanced when the Underlying Index is rebalanced or reconstituted. The Fund may trade at times other than when the Underlying Index is rebalanced or reconstituted for a variety of reasons, including when adjustments may be made to its representative sampling process from time to time or when investing cash.

The term “diversified” highlights the purpose of QS’ Diversification Based Investing methodology, which seeks to avoid concentration risks often identified with market cap-weighted funds. The term “core” highlights the segment of the investment universe where the Fund invests — as opposed to introducing value or size biases or investing in niche segments of the market.

The Fund uses a “passive” or indexing investment approach to achieve its investment objective. Unlike many investment companies, the Fund does not try to outperform its Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index and also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

QS may use a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an

Legg Mason US Diversified Core ETF 2016 Annual Report	1

Fund overview (cont’d)

investment profile similar to that of the Underlying Index. When sampling is used, the securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as return variability, risk, market capitalization and sector exposures) and fundamental characteristics (such as portfolio yield, price/earnings ratios and price/book ratios) similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, if any, in securities that compose the Underlying Index. The equity securities that the Fund will hold are principally common stocks.

The Fund may invest up to 20% of its net assets in certain index futures, options, options on index futures, swap contracts or other derivatives related to its Underlying Index and its component securities; cash and cash equivalents; other investment companies, including exchange-traded funds; exchange-traded notes; and in securities and other instruments not included in its Underlying Index but which QS believes will help the Fund track its Underlying Index. The Fund may invest in exchange-traded equity index futures to manage industry exposure and for cash management purposes.

Q. What were the overall market conditions during the Fund’s reporting period?

A. Equity markets started 2016 in “risk-off” mode as macro events dominated headlines, including economic slowdowns in the U.S., China and many other markets, falling commodity prices and uncertainty over the pace of interest rate increases from the Federal Reserve Board (the “Fed”)i. Nonetheless, in mid-February 2016 the market made a sharp reversal and rallied into the second calendar quarter of 2016.

After a weakening in employment, U.S. gross domestic product (“GDP”)ii growth and industrial reports over the first two months of the second calendar quarter of 2016, the Fed softened its stance on a near-term rate hike. All these measures improved in June 2016. At the end of the quarter, the Fed indicated it would wait to see how the surprise vote for Brexit (the U.K.’s referendum to leave the European Union) would unfold before considering any tightening.

U.S. large cap equities advanced in the third quarter of 2016 after being whipsawed by the Brexit vote in late June. Most of the gains occurred early in the quarter, when several major stock indices rose to new highs before falling back slightly. Industrial commodity stocks saw some strong returns, while oil and gold prices were essentially flat. The Fed continued to be accommodative, postponing the expected rate hike until later in 2016. Globally, markets saw modestly upward trends in manufacturing sentiment.

Leading indicators improved and employment gains continued in October 2016, with the prior month’s gain revised up. Still, the U.S. market underperformed most markets as volatility rose and investors generally focused on risk ahead of the U.S. presidential election.

The Fund uses a passive investment approach to achieve its investment objective, and therefore made no change in investment approach in response to market conditions.

2	Legg Mason US Diversified Core ETF 2016 Annual Report

Performance review

For the period since the Fund’s inception on December 28, 2015 through October 31 2016, Legg Mason US Diversified Core ETF generated a 5.76% return on a net asset value (“NAV”)iii basis and 5.64% based on its market priceiv per share.

The performance table shows the Fund’s total return since the Fund’s inception on December 28, 2015 through October 31, 2016 based on its NAV and market price as of October 31, 2016. The Fund seeks to track the investment results of an index composed of publicly traded U.S. equity securities, the QS DBI US Diversified Index, which returned 6.01% for the same period. The Fund’s unmanaged benchmark, the Russell 3000 Indexv, returned 5.20% over the same time frame. The Lipper Multi-Cap Core Funds Category Average1 returned 3.75% for the period December 31, 2015 through October 31, 2016. Please note that Lipper performance returns are based on each fund’s NAV.

Performance Snapshot as of October 31, 2016 (unaudited)
	6 Months	Total Return Since Fund Inception*
Legg Mason US Diversified Core ETF:
$26.46 (NAV)	2.28%	5.76	%**†
$26.43 (Market Price)	2.13%	5.64	%**‡
QS DBI US Diversified Index	2.44%	6.01%
Russell 3000 Index	4.18%	5.20%
Lipper Multi-Cap Core Funds Category Average[1]	2.95%	3.75%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Principal value and investment returns will fluctuate so shares, when sold, may be worth more or less than their original cost. Performance data current to the most recent month-end is available at www.leggmason.com/etf.

Investors buy and sell shares of an exchange-traded fund (“ETF”) at market price (not NAV) in the secondary market throughout the trading day. These shares are not individually available for purchase or redemption directly from the ETF. Market price returns are based upon the National Best Bid and Offer (“NBBO”)vi at 4:00 p.m. Eastern Time. These returns do not represent investors’ returns had they traded shares at other times. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Information showing the number of days the market price of the Fund’s shares was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV (i.e., premium or discount) for various time periods is available by visiting the Fund’s website at www.leggmason.com/etf.

As of the Fund’s current prospectus dated December 28, 2015, the gross total annual operating expense ratio for the Fund was 0.30%.

* The Fund’s inception date is December 28, 2015.

** Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors pay on distributions or the sale of shares.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended October 31, 2016 calculated among the 753 funds for the six-month period and among the 755 funds for the ten-month period in the Fund’s Lipper category.

Legg Mason US Diversified Core ETF 2016 Annual Report	3

Fund overview (cont’d)

† Total return assumes the reinvestment of all distributions at NAV.

‡ Total return assumes the reinvestment of all distributions at market price.

Q. What were the leading contributors to performance?

A. From a sector allocation perspective, the Underlying Index primarily benefitted from an overweight to Utilities and an underweight to Health Care relative the benchmark. Securities held by the Underlying Index within the Materials and Consumer Staples sectors were additionally additive to overall performance

Q. What were the leading detractors from performance?

A. Sector underweights to Energy and Information Technology, as well as an overweight to Consumer Discretionary within the Underlying Index detracted from overall performance. Additionally, securities held by the Underlying Index within the Consumer Discretionary sector also dampened performance.

Looking for additional information?

The Fund’s daily NAV is available on-line at www.leggmason.com/etf. The Fund is traded under the symbol “UDBI” and its closing market price is available on most financial websites. In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-386-5535 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

Thank you for your investment in Legg Mason US Diversified Core ETF. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

QS Investors, LLC

November 20, 2016

RISKS: The Fund is newly organized, with a limited history of operations. Equity securities are subject to market and price fluctuations. In rising markets, the value of large-cap stocks may not rise as much as smaller-cap stocks. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. Diversification does not guarantee a profit or protect against a loss. The Fund may focus its investments in certain industries, increasing its vulnerability to market volatility. There is no guarantee that the Fund will achieve a high degree of correlation to the index it seeks to track. The Fund does not seek to outperform the index it tracks, and does not seek temporary defensive positions when markets decline or appear overvalued. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. An index is a statistical composite that tracks a specified financial market sector or rules-based investment process. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis

4	Legg Mason US Diversified Core ETF 2016 Annual Report

upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. The Fund’s top five sector holdings (as a percentage of net assets) as of October 31, 2016 were: Consumer Staples (19.5%), Consumer Discretionary (16.5%), Industrials (12.8%), Health Care (11.9%) and Information Technology (9.9%). The Fund’s composition may differ over time.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

ii	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

iii	Net Asset Value (“NAV”) is calculated by subtracting total liabilities from total assets and dividing the result by the number of shares outstanding.

iv	Market Price is determined by supply and demand. It is the price at which an investor purchases or sells shares of the Fund. The Market Price may differ from the Fund’s NAV.

[v]	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vi	The National Best Bid and Offer (“NBBO”) is the best (lowest) available ask price and the best (highest) available bid price to investors when they buy and sell securities.

Legg Mason US Diversified Core ETF 2016 Annual Report	5

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of October 31, 2016. The composition of the Fund’s investments is subject to change at any time.

6	Legg Mason US Diversified Core ETF 2016 Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, such as brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on May 1, 2016 and held for the six months ended October 31, 2016.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
2.28%	$1,000.00	$1,022.80	0.30%	$1.53	5.00%	$1,000.00	$1,023.63	0.30%	$1.53

[1]	For the six months ended October 31, 2016.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

Legg Mason US Diversified Core ETF 2016 Annual Report	7

Fund performance (unaudited)

Net Asset Value
Average annual total returns[1]
Inception* through 10/31/16	5.76	%†

Cumulative total returns[1]
Inception date of 12/28/15 through 10/31/16	5.76%

Market Price
Average annual total returns[2]
Inception* through 10/31/16	5.64	%†

Cumulative total returns[2]
Inception date of 12/28/15 through 10/31/16	5.64%

All figures represent past performance and are not a guarantee of future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Results for longer periods will differ, in some cases, substantially. NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. The returns shown do not reflect the deduction of brokerage commissions or taxes that investors would pay on distributions or the sale of shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

Investors buy and sell shares of the Fund at market price, not NAV, in the secondary market throughout the trading day. These shares are not individually available for purchase or redemption directly from the Fund. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. Market price returns shown are based upon the National Best Bid and Offer (“NBBO”) at 4:00p.m. Eastern Time. These returns do not represent investors’ returns had they traded shares at other times. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other exchange-traded funds, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessment of the underlying value of the Fund’s portfolio securities.

†	Not annualized.

[1]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value.

[2]	Assumes the reinvestment of all distributions, including returns of capital, if any, at market price.

*	Inception date of the Fund is December 28, 2015.

8	Legg Mason US Diversified Core ETF 2016 Annual Report

Historical performance

Value of $10,000 invested in

Legg Mason US Diversified Core ETF vs. QS DBI US Diversified Index and Russell 3000 Index† — December 28, 2015 - October 2016

All figures represent past performance and are not a guarantee of future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Results for longer periods will differ, in some cases, substantially. NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. The returns shown do not reflect the deduction of brokerage commissions or taxes that investors would pay on distributions or the sale of shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

†	Hypothetical illustration of $10,000 invested in the Legg Mason US Diversified Core ETF on December 28, 2015, assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through October 31, 2016. The hypothetical illustration also assumes a $10,000 investment in the QS DBI US Diversified Index and the Russell 3000 Index. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund. The QS DBI US Diversified Index (the “Underlying Index”) is an index composed of publicly traded U.S. equity securities that are included in the MSCI USA IMI Index. The Underlying Index is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The indices are not subject to the same management and trading expenses as a fund. An index is a statistical composite that tracks a specified financial market, sector, or rules-based investment process. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

Legg Mason US Diversified Core ETF 2016 Annual Report	9

Schedule of investments

October 31, 2016

Legg Mason US Diversified Core ETF

Security	Shares	Value
Common Stocks — 99.1%
Consumer Discretionary — 16.5%
Auto Components — 0.8%
Adient PLC	24	$1,092	*
American Axle & Manufacturing Holdings Inc.	20	359	*
Autoliv Inc.	22	2,129
BorgWarner Inc.	54	1,936
Cooper Tire & Rubber Co.	13	478
Cooper-Standard Holding Inc.	5	456	*
Dana Inc.	40	619
Delphi Automotive PLC	69	4,490
Dorman Products Inc.	8	514	*
Drew Industries Inc.	6	537
Fox Factory Holding Corp.	17	369	*
Gentex Corp.	72	1,218
Gentherm Inc.	9	253	*
Goodyear Tire & Rubber Co.	65	1,887
Lear Corp.	18	2,210
Modine Manufacturing Co.	34	372	*
Standard Motor Products Inc.	8	391
Superior Industries International Inc.	14	343
Tenneco Inc.	14	771	*
Visteon Corp.	10	706
Total Auto Components		21,130
Automobiles — 1.0%
Ford Motor Co.	793	9,310
General Motors Co.	297	9,385
Harley-Davidson Inc.	41	2,338
Tesla Motors Inc.	27	5,339	*
Thor Industries Inc.	10	793
Winnebago Industries Inc.	13	367
Total Automobiles		27,532
Diversified Consumer Services — 1.0%
Apollo Education Group Inc.	79	694	*
Bright Horizons Family Solutions Inc.	36	2,409	*
Capella Education Co.	13	950
Career Education Corp.	73	525	*
Carriage Services Inc.	21	497
Chegg Inc.	70	466	*

See Notes to Financial Statements.

10	Legg Mason US Diversified Core ETF 2016 Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Diversified Consumer Services — continued
DeVry Education Group Inc.	49	$1,112
Graham Holdings Co., Class B Shares	4	1,900
Grand Canyon Education Inc.	35	1,527	*
H&R Block Inc.	191	4,387
Houghton Mifflin Harcourt Co.	87	1,101	*
K12 Inc.	38	412	*
LifeLock Inc.	74	1,191	*
Regis Corp.	29	368	*
Service Corporation International	159	4,070
ServiceMaster Global Holdings Inc.	109	3,901	*
Sotheby’s	43	1,543
Strayer Education Inc.	12	704	*
Weight Watchers International Inc.	31	319	*
Total Diversified Consumer Services		28,076
Hotels, Restaurants & Leisure — 1.0%
Aramark	15	558
Brinker International Inc.	6	295
Buffalo Wild Wings Inc.	2	291	*
Carnival Corp.	26	1,277
Chipotle Mexican Grill Inc.	2	721	*
Darden Restaurants Inc.	8	518
DineEquity Inc.	4	316
Dominos Pizza Inc.	3	508
Dunkin’ Brands Group Inc.	10	484
Hilton Worldwide Holdings Inc.	36	814
Jack in the Box Inc.	4	375
Las Vegas Sands Corp.	27	1,563
Marriott International Inc., Class A Shares	21	1,443
McDonald’s Corp.	54	6,079
MGM Resorts International	30	785	*
Norwegian Cruise Line Holdings Ltd.	12	466	*
Panera Bread Co., Class A Shares	2	381	*
Popeyes Louisiana Kitchen Inc.	7	374	*
Royal Caribbean Cruises Ltd.	11	846
Starbucks Corp.	88	4,670
Texas Roadhouse Inc.	7	284
Vail Resorts Inc.	3	478
Wendy’s Co.	39	423

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2016 Annual Report	11

Schedule of investments (cont’d)

October 31, 2016

Legg Mason US Diversified Core ETF

Security	Shares	Value
Hotels, Restaurants & Leisure — continued
Wyndham Worldwide Corp.	7	$461
Wynn Resorts Ltd.	5	473
Yum! Brands Inc.	25	2,157
Total Hotels, Restaurants & Leisure		27,040
Household Durables — 1.0%
CalAtlantic Group Inc.	16	517
Cavco Industries Inc.	4	370	*
D.R. Horton Inc.	72	2,076
Ethan Allen Interiors Inc.	11	338
Garmin Ltd.	24	1,161
GoPro Inc., Class A Shares	44	562	*
Harman International Industries Inc.	15	1,196
Helen of Troy Ltd.	7	570	*
iRobot Corp.	10	507	*
KB Home	25	364
La-Z-Boy Inc.	16	374
Leggett & Platt Inc.	26	1,193
Lennar Corp., Class A Shares	36	1,501
M.D.C. Holdings Inc.	13	308
M/I Homes Inc.	15	323	*
Meritage Homes Corp.	11	340	*
Mohawk Industries Inc.	13	2,396	*
Newell Brands Inc.	92	4,418
NVR Inc.	1	1,523	*
PulteGroup Inc.	64	1,190
Taylor Morrison Home Corp., Class A Shares	25	426	*
Tempur Sealy International Inc.	13	703	*
Toll Brothers Inc.	32	878	*
TopBuild Corp.	13	392	*
TRI Pointe Group Inc.	31	336	*
Tupperware Brands Corp.	12	714
Universal Electronics Inc.	6	421	*
Whirlpool Corp.	15	2,247
Total Household Durables		27,344
Internet & Direct Marketing Retail — 2.3%
Amazon.com Inc.	51	40,281	*
Expedia Inc.	16	2,068
Groupon Inc.	97	387	*

See Notes to Financial Statements.

12	Legg Mason US Diversified Core ETF 2016 Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Internet & Direct Marketing Retail — continued
Liberty Interactive Corp. QVC Group, Class A Shares	58	$1,072	*
Liberty TripAdvisor Holdings Inc., Class A Shares	14	311	*
Liberty Ventures, Series A Shares	18	718	*
Netflix Inc.	55	6,868	*
PetMed Express Inc.	15	298
Priceline Group Inc.	6	8,845	*
Shutterfly Inc.	7	343	*
TripAdvisor Inc.	16	1,032	*
Wayfair Inc., Class A Shares	10	333	*
Total Internet & Direct Marketing Retail		62,556
Leisure Products — 1.3%
Brunswick Corp.	86	3,741
Callaway Golf Co.	102	1,042
Hasbro Inc.	112	9,342
Mattel Inc.	344	10,846
Nautilus Inc.	36	634	*
Polaris Industries Inc.	58	4,443
Smith & Wesson Holding Corp.	52	1,374	*
Sturm Ruger & Co. Inc.	19	1,169
Vista Outdoor Inc.	60	2,320	*
Total Leisure Products		34,911
Media — 0.9%
CBS Corp., Class B Shares, Non Voting Shares	16	906
Charter Communications Inc., Class A Shares	8	1,999	*
Comcast Corp., Class A Shares	95	5,873
Discovery Communications Inc., Class A Shares	18	470	*
Discovery Communications Inc., Class C Shares	20	502	*
DISH Network Corp., Class A Shares	10	586	*
Interpublic Group of Cos. Inc.	13	291
Liberty Broadband Corp., Class C Shares	6	400	*
Liberty Global PLC, Class A Shares	15	489	*
Liberty Global PLC, Series C Shares	25	795	*
Liberty Media Corp.-Liberty Sirius XM, Class C Shares	14	465	*
Omnicom Group Inc.	9	718
Scripps Networks Interactive Inc., Class A Shares	8	515
Sirius XM Holdings Inc.	134	559	*
TEGNA Inc.	17	333
Time Warner Inc.	30	2,670

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2016 Annual Report	13

Schedule of investments (cont’d)

October 31, 2016

Legg Mason US Diversified Core ETF

Security	Shares	Value
Media — continued
Twenty-First Century Fox Inc., Class A Shares	41	$1,077
Twenty-First Century Fox Inc., Class B Shares	13	343
Viacom Inc., Class B Shares	15	563
Walt Disney Co.	61	5,654
Total Media		25,208
Multiline Retail — 2.5%
Big Lots Inc.	28	1,215
Dillard’s Inc., Class A Shares	13	797
Dollar General Corp.	180	12,436
Dollar Tree Inc.	149	11,257	*
Fred’s Inc., Class A Shares	33	301
J.C. Penney Co. Inc.	180	1,546	*
Kohl’s Corp.	124	5,425
Macy’s Inc.	207	7,554
Nordstrom Inc.	94	4,888
Ollie’s Bargain Outlet Holdings Inc.	20	547	*
Sears Holdings Corp.	28	311	*
Target Corp.	354	24,330
Total Multiline Retail		70,607
Specialty Retail — 2.4%
Aaron’s Inc.	21	519
Advance Auto Parts Inc.	8	1,121
American Eagle Outfitters Inc.	18	307
AutoNation Inc.	10	439	*
AutoZone Inc.	4	2,969	*
Bed Bath & Beyond Inc.	18	728
Best Buy Co. Inc.	33	1,284
Burlington Stores Inc.	10	749	*
Cabela’s Inc.	6	370	*
CarMax Inc.	22	1,099	*
Chico’s FAS Inc.	27	315
Children’s Place Inc.	6	456
CST Brands Inc.	7	336
Dick’s Sporting Goods Inc.	9	501
DSW Inc., Class A Shares	22	457
Five Below Inc.	10	376	*
Foot Locker Inc.	16	1,068
GameStop Corp., Class A Shares	11	264

See Notes to Financial Statements.

14	Legg Mason US Diversified Core ETF 2016 Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Specialty Retail — continued
Gap Inc.	30	$828
GNC Holdings Inc., Class A Shares	19	255
Group 1 Automotive Inc.	7	422
Home Depot Inc.	156	19,034
L Brands Inc.	30	2,166
Lithia Motors Inc., Class A Shares	6	515
Lowe’s Cos. Inc.	112	7,465
Michaels Cos. Inc.	12	279	*
Monro Muffler Brake Inc.	7	385
Murphy USA Inc.	5	344	*
O’Reilly Automotive Inc.	12	3,173	*
Office Depot Inc.	117	368
Penske Automotive Group Inc.	12	537
Restoration Hardware Holdings Inc.	10	290	*
Ross Stores Inc.	51	3,189
Sally Beauty Holdings Inc.	19	493	*
Signet Jewelers Ltd.	9	731
Staples Inc.	75	555
Tiffany & Co.	15	1,101
TJX Cos. Inc.	83	6,121
Tractor Supply Co.	15	939
Ulta Salon, Cosmetics & Fragrance Inc.	7	1,703	*
Urban Outfitters Inc.	12	401	*
Williams-Sonoma Inc.	11	508
Total Specialty Retail		65,160
Textiles, Apparel & Luxury Goods — 2.3%
Carter’s Inc.	18	1,554
Coach Inc.	102	3,661
Columbia Sportswear Co.	11	623
Deckers Outdoor Corp.	12	626	*
Fossil Group Inc.	18	491	*
G-III Apparel Group Ltd.	15	392	*
Hanesbrands Inc.	141	3,624
Iconix Brand Group Inc.	55	433	*
Kate Spade & Co.	48	804	*
Lululemon Athletica Inc.	40	2,290	*
Michael Kors Holdings Ltd.	65	3,301	*
NIKE Inc., Class B Shares	524	26,294

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2016 Annual Report	15

Schedule of investments (cont’d)

October 31, 2016

Legg Mason US Diversified Core ETF

Security	Shares	Value
Textiles, Apparel & Luxury Goods — continued
Oxford Industries Inc.	5	$314
PVH Corp.	30	3,209
Ralph Lauren Corp.	21	2,060
Sequential Brands Group Inc.	46	331	*
Skechers USA Inc., Class A Shares	48	1,009	*
Steven Madden Ltd.	20	668	*
Under Armour Inc., Class A Shares	66	2,053	*
Under Armour Inc., Class C Shares	68	1,759	*
Unifi Inc.	14	403	*
V.F. Corp.	126	6,830
Wolverine World Wide Inc.	38	811
Total Textiles, Apparel & Luxury Goods		63,540
Total Consumer Discretionary		453,104
Consumer Staples — 19.5%
Beverages — 4.2%
Boston Beer Co. Inc., Class A Shares	2	311	*
Brown-Forman Corp., Class B Shares	60	2,770
Coca-Cola Bottling Co. Consolidated	3	424
Coca-Cola Co.	1,121	47,530
Constellation Brands Inc., Class A Shares	47	7,855
Dr. Pepper Snapple Group Inc.	50	4,389
Molson Coors Brewing Co., Class B Shares	50	5,190
Monster Beverage Corp.	38	5,485	*
PepsiCo Inc.	389	41,701
Total Beverages		115,655
Food & Staples Retailing — 3.1%
Casey’s General Stores Inc.	7	791
Costco Wholesale Corp.	87	12,865
CVS Health Corp.	212	17,829
Kroger Co.	187	5,793
PriceSmart Inc.	4	364
Rite Aid Corp.	193	1,295	*
SpartanNash Co.	16	448
Sprouts Farmers Market Inc.	28	620	*
SUPERVALU Inc.	61	262	*
Sysco Corp.	101	4,860
United Natural Foods Inc.	9	375	*
Wal-Mart Stores Inc.	311	21,776

See Notes to Financial Statements.

16	Legg Mason US Diversified Core ETF 2016 Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Food & Staples Retailing — continued
Walgreens Boots Alliance Inc.	182	$15,057
Whole Foods Market Inc.	61	1,726
Total Food & Staples Retailing		84,061
Food Products — 3.2%
Archer-Daniels-Midland Co.	131	5,708
B&G Foods Inc.	13	551
Blue Buffalo Pet Products Inc.	16	402	*
Bunge Ltd.	32	1,984
Cal-Maine Foods Inc.	7	271
Calavo Growers Inc.	6	355
Campbell Soup Co.	43	2,337
ConAgra Foods Inc.	91	4,384
Darling Ingredients Inc.	38	517	*
Dean Foods Co.	22	402
Flowers Foods Inc.	42	652
Fresh Del Monte Produce Inc.	8	483
General Mills Inc.	129	7,995
Hain Celestial Group Inc.	23	836	*
Hershey Co.	31	3,176
Hormel Foods Corp.	66	2,541
Ingredion Inc.	16	2,099
J&J Snack Foods Corp.	3	366
J.M. Smucker Co.	26	3,414
Kellogg Co.	59	4,433
Kraft Heinz Co.	133	11,830
Lancaster Colony Corp.	4	523
McCormick & Co. Inc., Non Voting Shares	26	2,493
Mead Johnson Nutrition Co.	41	3,066
Mondelez International Inc., Class A Shares	341	15,324
Pinnacle Foods Inc.	24	1,234
Post Holdings Inc.	13	991	*
Sanderson Farms Inc.	4	360
Snyder’s-Lance Inc.	16	569
Tootsie Roll Industries Inc.	8	284
TreeHouse Foods Inc.	12	1,050	*
Tyson Foods Inc., Class A Shares	64	4,534
WhiteWave Foods Co.	39	2,125	*
Total Food Products		87,289

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2016 Annual Report	17

Schedule of investments (cont’d)

October 31, 2016

Legg Mason US Diversified Core ETF

Security	Shares	Value
Household Products — 3.2%
Central Garden and Pet Co., Class A Shares	21	$490	*
Church & Dwight Co. Inc.	60	2,896
Clorox Co.	30	3,600
Colgate-Palmolive Co.	199	14,201
Energizer Holdings Inc.	15	698
HRG Group Inc.	23	346	*
Kimberly-Clark Corp.	85	9,725
Procter & Gamble Co.	620	53,816
Spectrum Brands Holdings Inc.	6	811
WD-40 Co.	3	320
Total Household Products		86,903
Personal Products — 1.6%
Avon Products Inc.	540	3,537
Edgewell Personal Care Co.	71	5,353	*
Estee Lauder Cos. Inc., Class A Shares	274	23,874
Herbalife Ltd.	85	5,158	*
Inter Parfums Inc.	21	685
Medifast Inc.	15	616
Natural Health Trends Corp.	11	257
Nu Skin Enterprises Inc., Class A Shares	68	4,192
Revlon Inc., Class A Shares	16	544	*
USANA Health Sciences Inc.	7	899	*
Total Personal Products		45,115
Tobacco — 4.2%
Altria Group Inc.	694	45,887
Philip Morris International Inc.	552	53,235
Reynolds American Inc.	303	16,689
Universal Corp.	8	434
Vector Group Ltd.	35	733
Total Tobacco		116,978
Total Consumer Staples		536,001
Energy — 2.6%
Energy Equipment & Services — 1.3%
Baker Hughes Inc.	78	4,321
Core Laboratories NV	6	582
Ensco PLC, Class A Shares	52	407
FMC Technologies Inc.	29	936	*
Forum Energy Technologies Inc.	23	414	*

See Notes to Financial Statements.

18	Legg Mason US Diversified Core ETF 2016 Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Energy Equipment & Services — continued
Halliburton Co.	127	$5,842
Helmerich & Payne Inc.	14	883
Nabors Industries Ltd.	45	535
National-Oilwell Varco Inc.	56	1,798
Oceaneering International Inc.	12	286
Oil States International Inc.	43	1,258	*
Patterson-UTI Energy Inc.	22	495
RPC Inc.	65	1,122	*
Schlumberger Ltd.	208	16,272
SEACOR Holdings Inc.	5	246	*
Superior Energy Services Inc.	22	311
Transocean Ltd.	51	490	*
US Silica Holdings Inc.	10	462
Weatherford International PLC	141	680	*
Total Energy Equipment & Services		37,340
Oil, Gas & Consumable Fuels — 1.3%
Anadarko Petroleum Corp.	14	832
Apache Corp.	11	654
Cabot Oil & Gas Corp.	15	313
Cheniere Energy Inc.	8	302	*
Chevron Corp.	57	5,971
Cimarex Energy Co.	3	387
Concho Resources Inc.	4	508	*
ConocoPhillips	35	1,521
Devon Energy Corp.	12	455
Diamondback Energy Inc.	4	365	*
Energen Corp.	6	301
EOG Resources Inc.	16	1,447
EQT Corp.	5	330
Exxon Mobil Corp.	121	10,082
Gulfport Energy Corp.	13	313	*
Hess Corp.	8	384
Kinder Morgan Inc.	52	1,062
Marathon Oil Corp.	70	923
Marathon Petroleum Corp.	15	654
Murphy Oil Corp.	13	336
Newfield Exploration Co.	10	406	*
Noble Energy Inc.	13	448

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2016 Annual Report	19

Schedule of investments (cont’d)

October 31, 2016

Legg Mason US Diversified Core ETF

Security	Shares	Value
Oil, Gas & Consumable Fuels — continued
Occidental Petroleum Corp.	22	$1,604
ONEOK Inc.	6	290
Phillips 66	15	1,217
Pioneer Natural Resources Co.	4	716
Range Resources Corp.	11	372
Southwestern Energy Co.	30	312	*
Spectra Energy Corp.	19	794
Targa Resources Corp.	11	483
Tesoro Corp.	4	340
Valero Energy Corp.	14	829
Williams Cos. Inc.	21	613
Total Oil, Gas & Consumable Fuels		35,564
Total Energy		72,904
Financials — 6.4%
Banks — 1.0%
1st Source Corp.	12	415
BancFirst Corp.	7	502
Bank of America Corp.	217	3,581
BB&T Corp.	15	588
Citigroup Inc.	60	2,949
Citizens Financial Group Inc.	16	422
Comerica Inc.	15	781
Fifth Third Bancorp	19	414
First Interstate BancSystem Inc., Class A Shares	17	542
First Republic Bank	5	372
Huntington Bancshares Inc.	53	562
JPMorgan Chase & Co.	77	5,333
KeyCorp	26	367
M&T Bank Corp.	3	368
Old National Bancorp	42	617
Park National Corp.	5	485
PNC Financial Services Group Inc.	9	860
Regions Financial Corp.	39	418
Signature Bank	4	482	*
SunTrust Banks Inc.	11	498
SVB Financial Group	4	489	*
U.S. Bancorp	36	1,611
Wells Fargo & Co.	103	4,739

See Notes to Financial Statements.

20	Legg Mason US Diversified Core ETF 2016 Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Banks — continued
Wesbanco Inc.	10	$329
Total Banks		27,724
Capital Markets — 1.2%
Affiliated Managers Group Inc.	4	531	*
Ameriprise Financial Inc.	11	972
Bank of New York Mellon Corp.	70	3,029
BlackRock Inc.	6	2,047
CBOE Holdings Inc.	8	506
Charles Schwab Corp.	66	2,092
CME Group Inc.	17	1,702
Donnelley Financial Solutions Inc.	5	107	*
E*TRADE Financial Corp.	13	366	*
Eaton Vance Corp.	9	316
FactSet Research Systems Inc.	4	619
Federated Investors Inc., Class B Shares	11	297
Franklin Resources Inc.	25	841
Goldman Sachs Group Inc.	23	4,099
Intercontinental Exchange Inc.	6	1,622
Invesco Ltd.	28	787
MarketAxess Holdings Inc.	3	452
Moody’s Corp.	11	1,106
Morgan Stanley	83	2,786
Morningstar Inc.	4	283
MSCI Inc.	8	642
Nasdaq Inc.	10	640
Northern Trust Corp.	14	1,014
Raymond James Financial Inc.	6	361
S&P Global Inc.	16	1,950
SEI Investments Co.	12	532
State Street Corp.	21	1,474
T. Rowe Price Group Inc.	15	960
TD Ameritrade Holding Corp.	21	718
Total Capital Markets		32,851
Consumer Finance — 1.0%
Ally Financial Inc.	60	1,084
American Express Co.	131	8,701
Capital One Financial Corp.	80	5,923
Credit Acceptance Corp.	2	368	*

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2016 Annual Report	21

Schedule of investments (cont’d)

October 31, 2016

Legg Mason US Diversified Core ETF

Security	Shares	Value
Consumer Finance — continued
Discover Financial Services	64	$3,605
FirstCash Inc.	12	567
LendingClub Corp.	96	473	*
Navient Corp.	58	741
OneMain Holdings Inc.	17	482	*
PRA Group Inc.	16	511	*
SLM Corp.	45	317	*
Synchrony Financial	144	4,117
Total Consumer Finance		26,889
Diversified Financial Services — 1.0%
Berkshire Hathaway Inc., Class B Shares	166	23,954	*
FNFV Group	24	289	*
Leucadia National Corp.	31	579
Texas Pacific Land Trust	2	530
Voya Financial Inc.	18	550
Total Diversified Financial Services		25,902
Insurance — 0.9%
AFLAC Inc.	15	1,033
Alleghany Corp.	1	516	*
Allied World Assurance Co. Holdings AG	8	344
Allstate Corp.	16	1,086
American Financial Group Inc.	4	298
American International Group Inc.	42	2,591
Aon PLC	10	1,108
Arch Capital Group Ltd.	7	546	*
Arthur J. Gallagher & Co.	7	338
Assurant Inc.	4	322
Assured Guaranty Ltd.	11	329
Axis Capital Holdings Ltd.	9	513
Brown & Brown Inc.	8	295
Chubb Ltd.	19	2,413
Cincinnati Financial Corp.	5	354
CNO Financial Group Inc.	22	332
Endurance Specialty Holdings Ltd.	5	460
Everest Re Group Ltd.	3	611
First American Financial Corp.	8	312
FNF Group	9	323
Hartford Financial Services Group Inc.	12	529

See Notes to Financial Statements.

22	Legg Mason US Diversified Core ETF 2016 Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Insurance — continued
Lincoln National Corp.	10	$491
Loews Corp.	7	301
Marsh & McLennan Cos. Inc.	20	1,268
MetLife Inc.	33	1,550
Old Republic International Corp.	16	270
Principal Financial Group Inc.	13	710
Progressive Corp.	23	725
Prudential Financial Inc.	16	1,357
Reinsurance Group of America Inc.	4	431
RenaissanceRe Holdings Ltd.	4	497
Torchmark Corp.	5	317
Travelers Cos. Inc.	12	1,298
Unum Group	16	566
W.R. Berkley Corp.	5	286
Willis Towers Watson PLC	5	629
XL Group Ltd.	15	520
Total Insurance		25,869
Mortgage Real Estate Investment (REITs) — 0.2%
AGNC Investment Corp.	26	522
Annaly Capital Management Inc.	94	974
Anworth Mortgage Asset Corp.	108	530
Blackstone Mortgage Trust Inc., Class A Shares	11	332
Chimera Investment Corp.	20	313
CYS Investments Inc.	41	354
Dynex Capital Inc.	105	721
Invesco Mortgage Capital Inc.	23	343
New Residential Investment Corp.	28	391
Starwood Property Trust Inc.	21	467
Two Harbors Investment Corp.	36	300
Total Mortgage Real Estate Investment (REITs)		5,247
Thrifts & Mortgage Finance — 1.1%
Astoria Financial Corp.	63	922
Bank Mutual Corp.	48	374
Beneficial Bancorp Inc.	65	942
BofI Holding Inc.	41	764	*
Capitol Federal Financial Inc.	84	1,232
Dime Community Bancshares Inc.	23	373
Essent Group Ltd.	48	1,269	*

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2016 Annual Report	23

Schedule of investments (cont’d)

October 31, 2016

Legg Mason US Diversified Core ETF

Security	Shares	Value
Thrifts & Mortgage Finance — continued
EverBank Financial Corp.	53	$1,023
Federal Agricultural Mortgage Corp. (FAMC), Class C Shares	10	408
Flagstar Bancorp Inc.	27	741	*
HomeStreet Inc.	25	689	*
Kearny Financial Corp.	74	1,032
LendingTree Inc.	6	479	*
Meridian Bancorp Inc.	49	782
Meta Financial Group Inc.	8	586
MGIC Investment Corp.	251	2,048	*
Nationstar Mortgage Holdings Inc.	28	423	*
New York Community Bancorp Inc.	321	4,610
NMI Holdings Inc., Class A Shares	88	673	*
Northfield Bancorp Inc.	47	773
Northwest Bancshares Inc.	65	1,023
Ocwen Financial Corp.	175	747	*
Oritani Financial Corp.	21	329
PHH Corp.	47	682	*
Provident Financial Services Inc.	41	930
Radian Group Inc.	145	1,971
TFS Financial Corp.	48	855
United Financial Bancorp Inc.	28	412
Walker & Dunlop Inc.	23	554	*
Washington Federal Inc.	63	1,717
Waterstone Financial Inc.	24	407
WSFS Financial Corp.	22	771
Total Thrifts & Mortgage Finance		30,541
Total Financials		175,023
Health Care — 11.9%
Biotechnology — 1.9%
AbbVie Inc.	144	8,032
ACADIA Pharmaceuticals Inc.	9	210	*
Alexion Pharmaceuticals Inc.	18	2,349	*
Alkermes PLC	10	504	*
Alnylam Pharmaceuticals Inc.	8	285	*
Amgen Inc.	65	9,175
Biogen Inc.	20	5,604	*
BioMarin Pharmaceutical Inc.	19	1,530	*
Bluebird Bio Inc.	7	334	*

See Notes to Financial Statements.

24	Legg Mason US Diversified Core ETF 2016 Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Biotechnology — continued
Celgene Corp.	71	$7,255	*
Cepheid Inc.	10	529	*
Gilead Sciences Inc.	116	8,541
Incyte Corp.	14	1,218	*
Intercept Pharmaceuticals Inc.	2	248	*
Ionis Pharmaceuticals Inc.	10	260	*
Kite Pharma Inc.	7	310	*
Ligand Pharmaceuticals Inc.	3	287	*
Neurocrine Biosciences Inc.	9	394	*
OPKO Health Inc.	34	320	*
Regeneron Pharmaceuticals Inc.	6	2,070	*
Sarepta Therapeutics Inc.	8	314	*
Seattle Genetics Inc.	11	569	*
Tesaro Inc.	6	725	*
Ultragenyx Pharmaceutical Inc.	7	413	*
United Therapeutics Corp.	5	600	*
Vertex Pharmaceuticals Inc.	20	1,517	*
Total Biotechnology		53,593
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	142	5,572
ABIOMED Inc.	4	420	*
Alere Inc.	7	313	*
Align Technology Inc.	6	515	*
Baxter International Inc.	49	2,332
Becton, Dickinson & Co.	22	3,694
Boston Scientific Corp.	137	3,014	*
C.R. Bard Inc.	7	1,517
Cantel Medical Corp.	5	356
Cooper Cos. Inc.	4	704
Cynosure Inc., Class A Shares	6	256	*
Danaher Corp.	47	3,692
DENTSPLY SIRONA Inc.	24	1,382
DexCom Inc.	7	548	*
Edwards Lifesciences Corp.	22	2,095	*
Globus Medical Inc., Class A Shares	15	332	*
Halyard Health Inc.	11	356	*
Hill-Rom Holdings Inc.	6	332
Hologic Inc.	26	936	*

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2016 Annual Report	25

Schedule of investments (cont’d)

October 31, 2016

Legg Mason US Diversified Core ETF

Security	Shares	Value
Health Care Equipment & Supplies — continued
IDEXX Laboratories Inc.	8	$857	*
Insulet Corp.	13	483	*
Integra LifeSciences Holdings Corp.	4	318	*
Intuitive Surgical Inc.	4	2,688	*
LivaNova PLC	9	510	*
Masimo Corp.	7	385	*
Medtronic PLC	133	10,909
Nevro Corp.	4	368	*
NuVasive Inc.	5	299	*
NxStage Medical Inc.	14	318	*
Penumbra Inc.	5	330	*
ResMed Inc.	15	896
St. Jude Medical Inc.	29	2,257
STERIS PLC	8	535
Stryker Corp.	35	4,037
Teleflex Inc.	4	572
Varian Medical Systems Inc.	8	726	*
West Pharmaceutical Services Inc.	6	456
Wright Medical Group NV	16	351	*
Zimmer Biomet Holdings Inc.	19	2,003
Total Health Care Equipment & Supplies		57,664
Health Care Providers & Services — 0.9%
Acadia Healthcare Co. Inc.	7	252	*
Aetna Inc.	17	1,825
AmerisourceBergen Corp.	10	703
Anthem Inc.	12	1,462
Brookdale Senior Living Inc.	24	346	*
Cardinal Health Inc.	17	1,168
Centene Corp.	8	500	*
CIGNA Corp.	12	1,426
DaVita Inc.	8	469	*
Envision Healthcare Holdings Inc.	14	277	*
Express Scripts Holding Co.	32	2,157	*
HCA Holdings Inc.	15	1,148	*
HealthSouth Corp.	8	321
Henry Schein Inc.	4	597	*
Humana Inc.	7	1,201
Laboratory Corporation of America Holdings	5	627	*

See Notes to Financial Statements.

26	Legg Mason US Diversified Core ETF 2016 Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Health Care Providers & Services — continued
LifePoint Health Inc.	6	$359	*
McKesson Corp.	11	1,399
Patterson Cos. Inc.	6	256
Quest Diagnostics Inc.	7	570
Team Health Holdings Inc.	9	385	*
UnitedHealth Group Inc.	47	6,642
Universal Health Services Inc., Class B Shares	4	483
VCA Inc.	6	369	*
WellCare Health Plans Inc.	4	454	*
Total Health Care Providers & Services		25,396
Health Care Technology — 1.7%
Allscripts Healthcare Solutions Inc.	237	2,846	*
athenahealth Inc.	48	4,959	*
Castlight Health Inc., Class B Shares	73	318	*
Cerner Corp.	377	22,085	*
Computer Programs & Systems Inc.	12	313
Evolent Health Inc., Class A Shares	22	463	*
HealthStream Inc.	27	728	*
HMS Holdings Corp.	109	2,297	*
Inovalon Holdings Inc., Class A Shares	74	1,007	*
Medidata Solutions Inc.	69	3,311	*
Omnicell Inc.	47	1,533	*
Quality Systems Inc.	66	851
Veeva Systems Inc., Class A Shares	113	4,390	*
Vocera Communications Inc.	31	570	*
Total Health Care Technology		45,671
Life Sciences Tools & Services — 2.2%
Accelerate Diagnostics Inc.	18	382	*
Agilent Technologies Inc.	115	5,011
Albany Molecular Research Inc.	28	436	*
Bio-Rad Laboratories Inc., Class A Shares	7	1,107	*
Bio-Techne Corp.	13	1,352
Bruker Corp.	42	861
Cambrex Corp.	11	443	*
Charles River Laboratories International Inc.	17	1,290	*
Fluidigm Corp.	41	190	*
Illumina Inc.	53	7,215	*
INC Research Holdings Inc., Class A Shares	25	1,142	*

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2016 Annual Report	27

Schedule of investments (cont’d)

October 31, 2016

Legg Mason US Diversified Core ETF

Security	Shares	Value
Life Sciences Tools & Services — continued
Luminex Corp.	14	$292	*
Mettler-Toledo International Inc.	9	3,637	*
NeoGenomics Inc.	47	379	*
Pacific Biosciences of California Inc.	51	433	*
PAREXEL International Corp.	16	932	*
PerkinElmer Inc.	37	1,883
PRA Health Sciences Inc.	12	639	*
Quintiles IMS Holdings Inc.	109	7,820	*
Thermo Fisher Scientific Inc.	143	21,025
VWR Corp.	26	715	*
Waters Corp.	29	4,035	*
Total Life Sciences Tools & Services		61,219
Pharmaceuticals — 3.1%
Allergan PLC	34	7,104	*
Bristol-Myers Squibb Co.	144	7,331
Catalent Inc.	17	388	*
Dyax Corp., Contingent Value Rights	15	0	*(a)(b)(c)
Eli Lilly & Co.	81	5,981
Endo International PLC	30	563	*
Horizon Pharma PLC	23	385	*
Jazz Pharmaceuticals PLC	5	547	*
Johnson & Johnson	224	25,982
Mallinckrodt PLC	9	533	*
Medicines Co.	11	362	*
Merck & Co. Inc.	234	13,740
Mylan NV	47	1,715	*
Nektar Therapeutics	26	322	*
Perrigo Co. PLC	11	915
Pfizer Inc.	512	16,236
Prestige Brands Holdings Inc.	6	272	*
Zoetis Inc.	36	1,721
Total Pharmaceuticals		84,097
Total Health Care		327,640
Industrials — 12.8%
Aerospace & Defense — 1.1%
Alcoa Inc.	148	4,250
BE Aerospace Inc.	7	417
Boeing Co.	39	5,555

See Notes to Financial Statements.

28	Legg Mason US Diversified Core ETF 2016 Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Aerospace & Defense — continued
BWX Technologies Inc.	8	$314
General Dynamics Corp.	14	2,110
Hexcel Corp.	11	500
Huntington Ingalls Industries Inc.	2	323
L-3 Communications Holdings Inc.	3	411
Lockheed Martin Corp.	15	3,696
Northrop Grumman Corp.	11	2,519
Orbital ATK Inc.	4	297
Raytheon Co.	16	2,186
Rockwell Collins Inc.	8	675
Spirit AeroSystems Holdings Inc., Class A Shares	11	554	*
Textron Inc.	28	1,122
TransDigm Group Inc.	3	817
United Technologies Corp.	41	4,190
Total Aerospace & Defense		29,936
Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide Inc.	27	1,839
Expeditors International of Washington Inc.	34	1,750
FedEx Corp.	51	8,890
Forward Air Corp.	7	289
Hub Group Inc., Class A Shares	8	292	*
United Parcel Service Inc., Class B Shares	135	14,548
XPO Logistics Inc.	24	790	*
Total Air Freight & Logistics		28,398
Building Products — 1.4%
AAON Inc.	20	599
Advanced Drainage Systems Inc.	15	287
Allegion PLC	38	2,426
American Woodmark Corp.	6	448	*
AO Smith Corp.	60	2,710
Apogee Enterprises Inc.	14	570
Armstrong World Industries Inc.	19	712	*
Builders FirstSource Inc.	47	454	*
Continental Building Products Inc.	15	307	*
CSW Industrials Inc.	9	279	*
Fortune Brands Home & Security Inc.	62	3,387
Gibraltar Industries Inc.	13	506	*
Griffon Corp.	25	417

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2016 Annual Report	29

Schedule of investments (cont’d)

October 31, 2016

Legg Mason US Diversified Core ETF

Security	Shares	Value
Building Products — continued
Insteel Industries Inc.	14	$377
Johnson Controls International PLC	240	9,677
Lennox International Inc.	15	2,188
Masco Corp.	135	4,169
Masonite International Corp.	12	683	*
NCI Building Systems Inc.	22	317	*
Owens Corning	45	2,195
Patrick Industries Inc.	8	459	*
PGT Inc.	33	323	*
Quanex Building Products Corp.	23	375
Simpson Manufacturing Co. Inc.	17	728
Trex Co. Inc.	14	753	*
Universal Forest Products Inc.	9	774
USG Corp.	38	957	*
Total Building Products		37,077
Commercial Services & Supplies — 0.9%
ABM Industries Inc.	9	352
ACCO Brands Corp.	40	444	*
Brady Corp., Class A Shares	11	364
Brink’s Co.	17	672
Cintas Corp.	14	1,493
Clean Harbors Inc.	11	521	*
Copart Inc.	16	840	*
Deluxe Corp.	7	428
Ennis Inc.	18	264
G & K Services Inc., Class A Shares	4	379
Healthcare Services Group Inc.	9	333
Herman Miller Inc.	16	445
HNI Corp.	8	325
Interface Inc.	30	475
KAR Auction Services Inc.	24	1,022
Knoll Inc.	16	346
LSC Communications Inc.	5	121	*
Matthews International Corp., Class A Shares	10	599
McGrath RentCorp	11	331
Mobile Mini Inc.	10	254
MSA Safety Inc.	6	350
Multi-Color Corp.	6	390

See Notes to Financial Statements.

30	Legg Mason US Diversified Core ETF 2016 Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Commercial Services & Supplies — continued
Pitney Bowes Inc.	28	$500
Quad Graphics Inc.	13	309
R.R. Donnelley & Sons Co.	14	249
Republic Services Inc.	40	2,105
Rollins Inc.	12	370
Steelcase Inc., Class A Shares	21	280
Stericycle Inc.	15	1,201	*
Team Inc.	15	461	*
Tetra Technology Inc.	10	384
UniFirst Corp.	3	367
US Ecology Inc.	7	296
Viad Corp.	9	373
Waste Connections Inc.	33	2,482
Waste Management Inc.	80	5,253
West Corp.	23	454
Total Commercial Services & Supplies		25,832
Construction & Engineering — 1.3%
AECOM	121	3,370	*
Aegion Corp.	28	518	*
Argan Inc.	10	569
Chicago Bridge & Iron Co. NV	79	2,530
Comfort Systems USA Inc.	30	865
Dycom Industries Inc.	25	1,923	*
EMCOR Group Inc.	50	3,023
Fluor Corp.	106	5,511
Granite Construction Inc.	30	1,475
Jacobs Engineering Group Inc.	94	4,849	*
KBR Inc.	113	1,674
MasTec Inc.	51	1,456	*
MYR Group Inc.	17	507	*
Primoris Services Corp.	28	561
Quanta Services Inc.	122	3,507	*
Tutor Perini Corp.	30	571	*
Valmont Industries Inc.	15	1,919
Total Construction & Engineering		34,828
Electrical Equipment — 1.2%
Acuity Brands Inc.	11	2,459
AMETEK Inc.	60	2,646

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2016 Annual Report	31

Schedule of investments (cont’d)

October 31, 2016

Legg Mason US Diversified Core ETF

Security	Shares	Value
Electrical Equipment — continued
AZZ Inc.	7	$373
Babcock & Wilcox Enterprises Inc.	24	378	*
Eaton Corp. PLC	124	7,907
Emerson Electric Co.	174	8,818
Encore Wire Corp.	13	444
EnerSys	11	716
Generac Holdings Inc.	17	648	*
General Cable Corp.	29	406
Hubbell Inc.	15	1,568
Regal Beloit Corp.	10	591
Rockwell Automation Inc.	35	4,190
Sensata Technologies Holding NV	46	1,644	*
SolarCity Corp.	38	745	*
Thermon Group Holdings Inc.	18	330	*
Total Electrical Equipment		33,863
Industrial Conglomerates — 1.0%
3M Co.	35	5,785
Carlisle Cos. Inc.	3	315
General Electric Co.	532	15,481
Honeywell International Inc.	38	4,168
Roper Technologies Inc.	6	1,040
Total Industrial Conglomerates		26,789
Machinery — 1.3%
AGCO Corp.	6	306
Allison Transmission Holdings Inc.	12	351
Barnes Group Inc.	15	598
Caterpillar Inc.	55	4,590
CLARCOR Inc.	6	373
Colfax Corp.	12	381	*
Crane Co.	6	408
Cummins Inc.	15	1,917
Deere & Co.	25	2,207
Donaldson Co. Inc.	10	365
Dover Corp.	13	870
ESCO Technologies Inc.	8	356
Flowserve Corp.	11	466
Fortive Corp.	18	919
Franklin Electric Co. Inc.	10	365

See Notes to Financial Statements.

32	Legg Mason US Diversified Core ETF 2016 Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Machinery — continued
Graco Inc.	5	$374
IDEX Corp.	6	519
Illinois Tool Works Inc.	29	3,294
Ingersoll-Rand PLC	24	1,615
ITT Inc.	14	493
John Bean Technologies Corp.	6	479
Kennametal Inc.	16	453
Lincoln Electric Holdings Inc.	5	329
Manitowoc Foodservice Inc.	20	302	*
Middleby Corp.	5	561	*
Mueller Water Products Inc., Class A Shares	35	431
Nordson Corp.	5	501
Oshkosh Corp.	7	375
PACCAR Inc.	31	1,703
Parker Hannifin Corp.	12	1,473
Pentair PLC	16	882
Proto Labs Inc.	5	224	*
RBC Bearings Inc.	4	285	*
Rexnord Corp.	17	338	*
Snap-on Inc.	5	770
Standex International Corp.	4	306
Stanley Black & Decker Inc.	14	1,594
Terex Corp.	16	382
Timken Co.	10	331
Toro Co.	8	383
Trinity Industries Inc.	25	534
WABCO Holdings Inc.	5	492	*
Wabtec Corp.	9	696
Watts Water Technologies Inc., Class A Shares	6	360
Woodward Inc.	6	354
Xylem Inc.	15	725
Total Machinery		36,030
Professional Services — 1.1%
Advisory Board Co.	17	677	*
CBIZ Inc.	30	332	*
CEB Inc.	11	535
Dun & Bradstreet Corp.	10	1,249
Equifax Inc.	33	4,091

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2016 Annual Report	33

Schedule of investments (cont’d)

October 31, 2016

Legg Mason US Diversified Core ETF

Security	Shares	Value
Professional Services — continued
Exponent Inc.	6	$344
FTI Consulting Inc.	13	507	*
Huron Consulting Group Inc.	5	280	*
ICF International Inc.	8	371	*
IHS Markit Ltd.	103	3,789	*
Insperity Inc.	6	451
Kelly Services Inc., Class A Shares	19	356
Kforce Inc.	21	364
Korn/Ferry International	20	408
Manpowergroup Inc.	18	1,382
Navigant Consulting Inc.	18	421	*
Nielsen Holdings PLC	101	4,547
On Assignment Inc.	15	516	*
Resources Connection Inc.	33	490
Robert Half International Inc.	38	1,422
RPX Corp.	48	468	*
TransUnion	18	562	*
TriNet Group Inc.	18	338	*
TrueBlue Inc.	21	368	*
Verisk Analytics Inc.	45	3,670	*
WageWorks Inc.	11	648	*
Total Professional Services		28,586
Road & Rail — 1.3%
AMERCO	2	645
Avis Budget Group Inc.	18	582	*
CSX Corp.	196	5,980
Genesee & Wyoming Inc., Class A Shares	10	679	*
Heartland Express Inc.	17	313
Hertz Global Holdings Inc.	13	431	*
J.B. Hunt Transport Services Inc.	17	1,387
Kansas City Southern	22	1,931
Knight Transportation Inc.	11	322
Landstar System Inc.	7	498
Norfolk Southern Corp.	60	5,580
Old Dominion Freight Line Inc.	11	821	*
Ryder System Inc.	9	625
Saia Inc.	15	535	*
Swift Transportation Co.	22	492	*

See Notes to Financial Statements.

34	Legg Mason US Diversified Core ETF 2016 Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Road & Rail — continued
Union Pacific Corp.	170	$14,991
Werner Enterprises Inc.	13	313
Total Road & Rail		36,125
Trading Companies & Distributors — 1.2%
Air Lease Corp.	47	1,422
Aircastle Ltd.	32	658
Applied Industrial Technologies Inc.	18	914
Beacon Roofing Supply Inc.	24	1,009	*
BMC Stock Holdings Inc.	27	447	*
Fastenal Co.	145	5,652
GATX Corp.	20	875
HD Supply Holdings Inc.	98	3,234	*
Herc Holdings Inc.	9	271	*
Kaman Corp.	14	611
MRC Global Inc.	52	766	*
MSC Industrial Direct Co. Inc., Class A Shares	23	1,674
NOW Inc.	54	1,164	*
Rush Enterprises Inc., Class A Shares	16	420	*
Titan Machinery Inc.	34	316	*
Triton International Ltd.	35	422
United Rentals Inc.	45	3,405	*
Univar Inc.	60	1,335	*
Veritiv Corp.	10	540	*
W. W. Grainger Inc.	29	6,036
Watsco Inc.	12	1,648
WESCO International Inc.	21	1,138	*
Total Trading Companies & Distributors		33,957
Total Industrials		351,421
Information Technology — 9.9%
Communications Equipment — 1.1%
Arista Networks Inc.	5	424	*
ARRIS International PLC	21	583	*
Brocade Communications Systems Inc.	53	562
Ciena Corp.	21	407	*
Cisco Systems Inc.	553	16,966
CommScope Holding Co. Inc.	17	519	*
EchoStar Corp., Class A Shares	12	561	*
F5 Networks Inc.	8	1,106	*

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2016 Annual Report	35

Schedule of investments (cont’d)

October 31, 2016

Legg Mason US Diversified Core ETF

Security	Shares	Value
Communications Equipment — continued
Finisar Corp.	18	$493	*
Harris Corp.	14	1,249
Infinera Corp.	34	265	*
InterDigital Inc.	7	495
Juniper Networks Inc.	34	896
Motorola Solutions Inc.	18	1,306
NETGEAR Inc.	7	354	*
NetScout Systems Inc.	17	467	*
Palo Alto Networks Inc.	10	1,538	*
Plantronics Inc.	7	362
ViaSat Inc.	5	353	*
Viavi Solutions Inc.	54	384	*
Total Communications Equipment		29,290
Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp., Class A Shares	45	2,967
Anixter International Inc.	7	460	*
Arrow Electronics Inc.	13	795	*
Avnet Inc.	21	881
Badger Meter Inc.	10	322
Belden Inc.	6	389
Benchmark Electronics Inc.	14	352	*
CDW Corp.	22	988
Cognex Corp.	10	516
Coherent Inc.	4	416	*
Corning Inc.	164	3,724
Dolby Laboratories Inc., Class A Shares	9	428
Fabrinet	9	342	*
Fitbit Inc., Class A Shares	30	398	*
Flex Ltd.	84	1,192	*
FLIR Systems Inc.	16	527
II-VI Inc.	20	556	*
Ingram Micro Inc., Class A Shares	23	856
IPG Photonics Corp.	7	679	*
Itron Inc.	8	431	*
Jabil Circuit Inc.	20	427
Keysight Technologies Inc.	26	853	*
Knowles Corp.	30	448	*
Littelfuse Inc.	3	418

See Notes to Financial Statements.

36	Legg Mason US Diversified Core ETF 2016 Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Electronic Equipment, Instruments & Components — continued
Methode Electronics Inc.	11	$343
National Instruments Corp.	21	590
OSI Systems Inc.	5	351	*
Plexus Corp.	8	366	*
Rofin-Sinar Technologies Inc.	11	358	*
Rogers Corp.	5	272	*
Sanmina Corp.	14	387	*
ScanSource Inc.	9	315	*
SYNNEX Corp.	3	308
TE Connectivity Ltd.	54	3,395
Tech Data Corp.	4	308	*
Trimble Inc.	37	1,023	*
Universal Display Corp.	6	310	*
VeriFone Systems Inc.	19	294	*
Vishay Intertechnology Inc.	25	352
Zebra Technologies Corp., Class A Shares	6	395	*
Total Electronic Equipment, Instruments & Components		28,732
Internet Software & Services — 2.2%
Akamai Technologies Inc.	12	834	*
Alphabet Inc., Class A Shares	19	15,388	*
Alphabet Inc., Class C Shares	19	14,906	*
Cimpress NV	4	333	*
CoStar Group Inc.	3	561	*
eBay Inc.	72	2,053	*
Facebook Inc., Class A Shares	146	19,125	*
IAC/InterActiveCorp	7	451
j2 Global Inc.	6	427
LinkedIn Corp., Class A Shares	8	1,517	*
MercadoLibre Inc.	3	504
Pandora Media Inc.	23	261	*
Twitter Inc.	38	682	*
VeriSign Inc.	6	504	*
WebMD Health Corp.	6	295	*
Yahoo! Inc.	59	2,451	*
Zillow Group Inc., Class C Shares	12	400	*
Total Internet Software & Services		60,692
IT Services — 0.9%
Accenture PLC, Class A Shares	20	2,325

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2016 Annual Report	37

Schedule of investments (cont’d)

October 31, 2016

Legg Mason US Diversified Core ETF

Security	Shares	Value
IT Services — continued
Alliance Data Systems Corp.	2	$409	*
Automatic Data Processing Inc.	14	1,219
Broadridge Financial Solutions Inc.	5	323
Cognizant Technology Solutions Corp., Class A Shares	20	1,027	*
Computer Sciences Corp.	7	381
Fidelity National Information Services Inc.	10	739
Fiserv Inc.	7	689	*
FleetCor Technologies Inc.	4	701	*
Global Payments Inc.	5	363
International Business Machines Corp.	30	4,611
Jack Henry & Associates Inc.	4	324
MasterCard Inc., Class A Shares	32	3,425
Paychex Inc.	8	442
PayPal Holdings Inc.	35	1,458	*
Sabre Corp.	18	465
Total System Services Inc.	6	299
Vantiv Inc., Class A Shares	6	350	*
Visa Inc., Class A Shares	65	5,363
Western Union Co.	17	341
Xerox Corp.	47	459
Total IT Services		25,713
Semiconductors & Semiconductor Equipment — 1.0%
Analog Devices Inc.	17	1,090
Applied Materials Inc.	41	1,192
Broadcom Ltd.	18	3,065
Cypress Semiconductor Corp.	30	299
Intel Corp.	206	7,183
KLA-Tencor Corp.	6	451
Lam Research Corp.	6	581
Linear Technology Corp.	9	541
Marvell Technology Group Ltd.	35	456
Maxim Integrated Products Inc.	10	396
Microchip Technology Inc.	8	484
Micron Technology Inc.	39	669	*
NVIDIA Corp.	25	1,779
ON Semiconductor Corp.	43	502	*
Qorvo Inc.	6	334	*
QUALCOMM Inc.	61	4,192

See Notes to Financial Statements.

38	Legg Mason US Diversified Core ETF 2016 Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Semiconductors & Semiconductor Equipment — continued
Skyworks Solutions Inc.	9	$692
Teradyne Inc.	24	559
Texas Instruments Inc.	49	3,472
Versum Materials Inc.	7	159	*
Xilinx Inc.	10	509
Total Semiconductors & Semiconductor Equipment		28,605
Software — 1.1%
Activision Blizzard Inc.	18	777
Adobe Systems Inc.	15	1,613	*
ANSYS Inc.	4	365	*
Autodesk Inc.	7	506	*
CA Inc.	9	277
Cadence Design Systems Inc.	14	358	*
CDK Global Inc.	6	328
Citrix Systems Inc.	4	339	*
Dell Technologies Inc., Class V Shares	21	1,031	*
Electronic Arts Inc.	10	785	*
Fortinet Inc.	13	417	*
Intuit Inc.	7	761
Microsoft Corp.	222	13,302
Oracle Corp.	93	3,573
Red Hat Inc.	4	310	*
Salesforce.com Inc.	19	1,428	*
ServiceNow Inc.	5	440	*
Splunk Inc.	7	421	*
SS&C Technologies Holdings Inc.	10	319
Symantec Corp.	15	375
Synopsys Inc.	6	356	*
Tyler Technologies Inc.	2	321	*
Workday Inc., Class A Shares	4	347	*
Total Software		28,749
Technology Hardware, Storage & Peripherals — 2.6%
Apple Inc.	526	59,722
Hewlett Packard Enterprise Co.	168	3,775
HP Inc.	161	2,333
Lexmark International Inc., Class A Shares	10	397
NCR Corp.	12	421	*
NetApp Inc.	26	882

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2016 Annual Report	39

Schedule of investments (cont’d)

October 31, 2016

Legg Mason US Diversified Core ETF

Security	Shares	Value
Technology Hardware, Storage & Peripherals — continued
Seagate Technology PLC	29	$995
Western Digital Corp.	27	1,578
Total Technology Hardware, Storage & Peripherals		70,103
Total Information Technology		271,884
Materials — 4.4%
Chemicals — 1.2%
AdvanSix Inc.	1	16	*
Air Products & Chemicals Inc.	15	2,001
Albemarle Corp.	7	585
Ashland Global Holdings Inc.	4	447
Axalta Coating Systems Ltd.	11	276	*
Cabot Corp.	7	365
Celanese Corp., Series A Shares	9	656
CF Industries Holdings Inc.	15	360
Dow Chemical Co.	80	4,305
E.I. du Pont de Nemours & Co.	62	4,265
Eastman Chemical Co.	9	647
Ecolab Inc.	18	2,055
FMC Corp.	9	422
H.B. Fuller Co.	8	337
Huntsman Corp.	28	475
Ingevity Corp.	9	373	*
International Flavors & Fragrances Inc.	5	654
LyondellBasell Industries NV, Class A Shares	28	2,227
Minerals Technologies Inc.	5	336
Monsanto Co.	32	3,225
Mosaic Co.	20	471
NewMarket Corp.	1	401
Olin Corp.	16	351
PolyOne Corp.	10	292
PPG Industries Inc.	19	1,769
Praxair Inc.	20	2,341
RPM International Inc.	8	380
Scotts Miracle-Gro Co., Class A Shares	5	440
Sensient Technologies Corp.	5	373
Sherwin-Williams Co.	6	1,469
Valspar Corp.	5	498
W.R. Grace and Co.	4	268
Total Chemicals		33,080

See Notes to Financial Statements.

40	Legg Mason US Diversified Core ETF 2016 Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Construction Materials — 1.0%
Eagle Materials Inc.	36	$2,915
Headwaters Inc.	56	919	*
Martin Marietta Materials Inc.	51	9,454
Summit Materials Inc., Class A Shares	89	1,668	*
US Concrete Inc.	11	549	*
Vulcan Materials Co.	111	12,565
Total Construction Materials		28,070
Containers & Packaging — 1.0%
AptarGroup Inc.	18	1,286
Avery Dennison Corp.	25	1,745
Ball Corp.	42	3,237
Bemis Co. Inc.	23	1,121
Berry Plastics Group Inc.	35	1,531	*
Crown Holdings Inc.	37	2,007	*
Graphic Packaging Holding Co.	79	987
Greif Inc., Class A Shares	10	469
International Paper Co.	106	4,773
Myers Industrials Inc.	22	265
Owens-Illinois Inc.	36	695	*
Packaging Corp. of America	26	2,145
Sealed Air Corp.	55	2,510
Silgan Holdings Inc.	10	510
Sonoco Products Co.	29	1,458
WestRock Co.	70	3,233
Total Containers & Packaging		27,972
Metals & Mining — 1.2%
AK Steel Holding Corp.	68	353	*
Allegheny Technologies Inc.	48	655
Carpenter Technology Corp.	21	664
Cliffs Natural Resources Inc.	91	502	*
Coeur Mining Inc.	49	548	*
Commercial Metals Co.	48	754
Compass Minerals International Inc.	14	1,006
Freeport-McMoRan Inc.	432	4,830
Hecla Mining Co.	163	976
Kaiser Aluminum Corp.	7	507
Materion Corp.	20	606
McEwen Mining Inc.	91	296

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2016 Annual Report	41

Schedule of investments (cont’d)

October 31, 2016

Legg Mason US Diversified Core ETF

Security	Shares	Value
Metals & Mining — continued
Newmont Mining Corp.	182	$6,741
Nucor Corp.	109	5,325
Reliance Steel & Aluminum Co.	26	1,788
Royal Gold Inc.	23	1,583
Schnitzer Steel Industries Inc., Class A Shares	21	507
Steel Dynamics Inc.	89	2,444
Stillwater Mining Co.	53	706	*
SunCoke Energy Inc.	46	470
TimkenSteel Corp.	39	400	*
United States Steel Corp.	48	928
Worthington Industries Inc.	21	987
Total Metals & Mining		33,576
Total Materials		122,698
Real Estate — 2.9%
Equity Real Estate Investment Trusts (REITs) — 2.9%
Acadia Realty Trust	8	269
Alexandria Real Estate Equities Inc.	5	539
American Campus Communities Inc.	9	469
American Homes 4 Rent, Class A Shares	17	359
American Tower Corp.	39	4,570
Apartment Investment and Management Co., Class A Shares	12	529
Apple Hospitality REIT Inc.	16	288
AvalonBay Communities Inc.	12	2,054
Boston Properties Inc.	13	1,566
Brandywine Realty Trust	23	356
Brixmor Property Group Inc.	14	356
Camden Property Trust	7	570
Chesapeake Lodging Trust	12	261
Columbia Property Trust Inc.	13	274
Communications Sales & Leasing Inc.	14	398	*
Coresite Realty Corp.	5	369
Corporate Office Properties Trust	12	320
Cousins Properties Inc.	62	482
Crown Castle International Corp.	30	2,730
CubeSmart	15	391
CyrusOne Inc.	8	357
DCT Industrial Trust Inc.	8	374
DDR Corp.	27	413

See Notes to Financial Statements.

42	Legg Mason US Diversified Core ETF 2016 Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — continued
DiamondRock Hospitality Co.	51	$467
Digital Realty Trust Inc.	12	1,121
Douglas Emmett Inc.	11	401
Duke Realty Corp.	30	784
DuPont Fabros Technology Inc.	10	408
EastGroup Properties Inc.	5	340
Education Realty Trust Inc.	7	298
Empire State Realty Trust Inc., Class A Shares	17	333
EPR Properties	5	364
Equinix Inc.	6	2,144
Equity Commonwealth	11	332	*
Equity Lifestyle Properties Inc.	6	455
Equity One Inc.	10	285
Equity Residential	30	1,852
Essex Property Trust Inc.	6	1,285
Extra Space Storage Inc.	10	731
Federal Realty Investment Trust	7	1,017
First Industrial Realty Trust Inc.	13	343
Forest City Realty Trust Inc., Class A Shares	24	518
Gaming and Leisure Properties Inc.	19	624
General Growth Properties Inc.	52	1,297
Global Net Lease Inc.	37	274
Government Properties Income Trust	19	364
Gramercy Property Trust	39	360
HCP Inc.	40	1,370
Healthcare Realty Trust Inc.	10	319
Healthcare Trust of America Inc., Class A Shares	10	306
Highwoods Properties Inc.	7	347
Hospitality Properties Trust	11	301
Host Hotels & Resorts Inc.	69	1,068
Hudson Pacific Properties Inc.	10	336
Iron Mountain Inc.	18	607
Kilroy Realty Corp.	8	575
Kimco Realty Corp.	36	958
Kite Realty Group Trust	10	249
Lamar Advertising Co., Class A Shares	8	508
LaSalle Hotel Properties	20	475
Lexington Realty Trust	37	375

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2016 Annual Report	43

Schedule of investments (cont’d)

October 31, 2016

Legg Mason US Diversified Core ETF

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — continued
Liberty Property Trust	13	$526
LTC Properties Inc.	6	301
Macerich Co.	12	849
Mack-Cali Realty Corp.	13	334
Medical Properties Trust Inc.	23	321
Mid-America Apartment Communities Inc.	6	556
Monogram Residential Trust Inc.	31	327
National Health Investors Inc.	5	379
National Retail Properties Inc.	11	502
New Senior Investment Group Inc.	48	500
OMEGA Healthcare Investors Inc.	16	509
Outfront Media Inc.	15	323
Paramount Group Inc.	24	373
Parkway Inc.	7	126	*
Pebblebrook Hotel Trust	11	267
Physicians Realty Trust	17	336
Piedmont Office Realty Trust Inc., Class A Shares	16	328
Post Properties Inc.	5	329
Potlatch Corp.	10	384
Prologis Inc.	48	2,504
PS Business Parks Inc.	3	329
Public Storage	14	2,992
QTS Realty Trust Inc., Class A Shares	6	276
Ramco-Gershenson Properties Trust	18	312
Rayonier Inc.	12	322
Realty Income Corp.	21	1,244
Regency Centers Corp.	8	577
Retail Opportunity Investments Corp.	16	322
Retail Properties of America Inc., Class A Shares	20	311
Rexford Industrial Realty Inc.	18	379
RLJ Lodging Trust	22	434
Sabra Health Care REIT Inc.	15	349
Select Income REIT	13	322
Senior Housing Properties Trust	21	447
Simon Property Group Inc.	28	5,207
SL Green Realty Corp.	8	786
Spirit Realty Capital Inc.	42	500
STAG Industrial Inc.	14	323

See Notes to Financial Statements.

44	Legg Mason US Diversified Core ETF 2016 Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — continued
STORE Capital Corp.	10	$273
Summit Hotel Properties Inc.	25	325
Sun Communities Inc.	4	308
Sunstone Hotel Investors Inc.	24	301
Tanger Factory Outlet Centers Inc.	8	278
Taubman Centers Inc.	5	362
Terreno Realty Corp.	13	339
UDR Inc.	23	804
Urban Edge Properties	11	284
Ventas Inc.	29	1,965
VEREIT Inc.	86	808
Vornado Realty Trust	15	1,392
Washington Real Estate Investment Trust	11	324
Weingarten Realty Investors	10	362
Welltower Inc.	32	2,193
Weyerhaeuser Co.	71	2,125
WP Carey Inc.	8	486
Xenia Hotels & Resorts Inc.	18	281
Total Real Estate		81,201
Telecommunication Services — 3.9%
Diversified Telecommunication Services — 3.9%
AT&T Inc.	1,392	51,212
CenturyLink Inc.	123	3,269
Cincinnati Bell Inc.	16	314	*
Cogent Communications Holdings Inc.	11	406
Consolidated Communications Holdings Inc.	12	287
Frontier Communications Corp.	248	997
Level 3 Communications Inc.	68	3,818	*
ORBCOMM Inc.	40	357	*
SBA Communications Corp., Class A Shares	27	3,059	*
Verizon Communications Inc.	925	44,493
Vonage Holdings Corp.	51	350	*
Windstream Holdings Inc.	46	361
Total Telecommunication Services		108,923
Utilities — 8.3%
Electric Utilities — 3.3%
ALLETE Inc.	11	674
Alliant Energy Corp.	52	1,979

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2016 Annual Report	45

Schedule of investments (cont’d)

October 31, 2016

Legg Mason US Diversified Core ETF

Security	Shares	Value
Electric Utilities — continued
American Electric Power Co. Inc.	101	$6,549
Duke Energy Corp.	140	11,203
Edison International	67	4,923
El Paso Electric Co.	10	462
Empire District Electric Co.	11	377
Entergy Corp.	39	2,874
Eversource Energy	67	3,689
Exelon Corp.	188	6,405
FirstEnergy Corp.	94	3,223
Fortis Inc.	24	788
Great Plains Energy Inc.	36	1,024
Hawaiian Electric Industries Inc.	26	767
IDACORP Inc.	12	941
MGE Energy Inc.	9	526
NextEra Energy Inc.	94	12,032
OGE Energy Corp.	48	1,490
Otter Tail Corp.	13	467
PG&E Corp.	102	6,336
Pinnacle West Capital Corp.	22	1,675
PNM Resources Inc.	20	657
Portland General Electric Co.	21	916
PPL Corp.	140	4,808
Southern Co.	195	10,056
Westar Energy Inc.	28	1,605
Xcel Energy Inc.	106	4,404
Total Electric Utilities		90,850
Gas Utilities — 1.8%
Atmos Energy Corp.	124	9,225
Chesapeake Utilities Corp.	21	1,345
National Fuel Gas Co.	93	4,871
New Jersey Resources Corp.	105	3,565
Northwest Natural Gas Co.	34	1,999
ONE Gas Inc.	64	3,922
South Jersey Industries Inc.	113	3,351
Southwest Gas Corp.	57	4,130
Spire Inc.	54	3,391
UGI Corp.	210	9,721
WGL Holdings Inc.	61	3,847
Total Gas Utilities		49,367

See Notes to Financial Statements.

46	Legg Mason US Diversified Core ETF 2016 Annual Report

Legg Mason US Diversified Core ETF

Security		Shares	Value
Multi-Utilities — 3.2%
Ameren Corp.		96	$4,795
Avista Corp.		23	952
Black Hills Corp.		19	1,175
CenterPoint Energy Inc.		176	4,013
CMS Energy Corp.		112	4,721
Consolidated Edison Inc.		113	8,537
Dominion Resources Inc.		246	18,499
DTE Energy Co.		71	6,817
MDU Resources Group Inc.		68	1,782
NiSource Inc.		131	3,047
NorthWestern Corp.		17	978
Public Service Enterprise Group Inc.		201	8,458
SCANA Corp.		54	3,962
Sempra Energy		96	10,282
Unitil Corp.		13	527
Vectren Corp.		30	1,509
WEC Energy Group Inc.		119	7,107
Total Multi-Utilities			87,161
Total Utilities			227,378
Total Common Stocks (Cost — $2,611,045)			2,728,177
Investments In Underlying Funds — 0.4%
Schwab U.S. Broad Market ETF (Cost — $9,389)		182	9,319
Total Investments before Short-Term Investments (Cost — $2,620,434)			2,737,496

	Rate
Short-Term Investments — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $12,101)	0.251%	12,101	12,101
Total Investments — 99.9% (Cost — $2,632,535#)			2,749,597
Other Assets in Excess of Liabilities — 0.1%			2,347
Total Net Assets — 100.0%			$2,751,944

*	Non-income producing security.

(a)	Value is less than $1.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(c)	Illiquid security (unaudited).

#	Aggregate cost for federal income tax purposes is $2,633,198.

Abbreviations used in this schedule:
ETF	— Exchange-Traded Fund
REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2016 Annual Report	47

Statement of assets and liabilities

October 31, 2016

Assets:
Investments, at value (Cost — $2,632,535)	$2,749,597
Dividends and interest receivable	4,180
Total Assets	2,753,777

Liabilities:
Investment management fee payable	705
Payable for securities purchased	1,128
Total Liabilities	1,833
Total Net Assets	$2,751,944

Net Assets:
Par value (Note 5)	$1
Paid-in capital in excess of par value	2,601,919
Undistributed net investment income	44,204
Accumulated net realized loss on investments	(11,242)
Net unrealized appreciation on investments	117,062
Total Net Assets	$2,751,944

Shares Outstanding	104,000

Net Asset Value	$26.46

See Notes to Financial Statements.

48	Legg Mason US Diversified Core ETF 2016 Annual Report

Statement of operations

For the Period Ended October 31, 2016†

Investment Income:
Dividends	$50,494
Interest	2
Less: Foreign taxes withheld	(5)
Total Investment Income	50,491

Expenses:
Investment management fee (Note 2)	6,789
Total Expenses	6,789
Net Investment Income	43,702

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Loss From Investment Transactions	(10,740)
Change in Net Unrealized Appreciation From Investments	117,062
Net Gain on Investments	106,322
Increase in Net Assets From Operations	$150,024

†	For the period December 28, 2015 (inception date) to October 31, 2016.

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2016 Annual Report	49

Statement of changes in net assets

For the Period Ended October 31,	2016†

Operations:
Net investment income	$43,702
Net realized loss	(10,740)
Change in net unrealized appreciation	117,062
Increase in Net Assets From Operations	150,024

Fund Share Transactions (Note 5):
Net proceeds from sale of shares (100,000 shares issued)	2,501,920
Increase in Net Assets From Fund Share Transactions	2,501,920
Increase in Net Assets	2,651,944

Net Assets:
Beginning of period*	100,000
End of period**	$2,751,944
**Includesundistributed net investment income of:	$44,204

†	For the period December 28, 2015 (inception date) to October 31, 2016.

*	4,000 shares issued and outstanding (4,000 shares were issued to Legg Mason, Inc. on November 24, 2015).

See Notes to Financial Statements.

50	Legg Mason US Diversified Core ETF 2016 Annual Report

Financial highlights

For a share of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
2016[1,2]

Net asset value, beginning of period	$25.02

Income from operations:
Net investment income	0.42
Net realized and unrealized gain	1.02
Total income from operations	1.44

Net asset value, end of period	$26.46
Total return, at NAV[3]	5.76%

Net assets, end of period (000s)	$2,752

Ratios to average net assets:
Gross expenses[4]	0.30%
Net expenses[4]	0.30
Net investment income[4]	1.93

Portfolio turnover rate[5]	22%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period December 28, 2015 (inception date) to October 31, 2016.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2016 Annual Report	51

Notes to financial statements

1. Organization and significant accounting policies

Legg Mason US Diversified Core ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on The NASDAQ Stock Market, LLC. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and partially in cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS DBI US Diversified Index (the “Underlying Index”). The Underlying Index seeks to provide exposure to equities of U.S. companies and is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services,

52	Legg Mason US Diversified Core ETF 2016 Annual Report

which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Legg Mason US Diversified Core ETF 2016 Annual Report	53

Notes to financial statements (cont’d)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-term investments†:
Common stocks:
Health care	$327,640	—	$0	*	$327,640
Other common stocks	2,400,537	—	—		2,400,537
Investments in underlying funds	9,319	—	—		9,319
Total long-term investments	$2,737,496	—	$0	*	$2,737,496
Short-term investments†	12,101	—	—		12,101
Total investments	$2,749,597	—	$0	*	$2,749,597

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment

54	Legg Mason US Diversified Core ETF 2016 Annual Report

securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

Legg Mason US Diversified Core ETF 2016 Annual Report	55

Notes to financial statements (cont’d)

(f) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current period, the following reclassifications have been made:

	Undistributed Net Investment Income	Accumulated Net Realized Loss
(a)	$502	$(502)

(a)	Reclassifications are due to book/tax differences in the characterization of income from certain investments.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and QS Investors, LLC (“QS”) is the Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, QS and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides administrative and certain oversight services to the Fund under what is a unitary fee structure. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. The Fund is responsible for paying interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the investment management agreement. LMPFA has agreed to pay all of the Fund’s organization and offering costs.

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.30% of the Fund’s average daily net assets.

56	Legg Mason US Diversified Core ETF 2016 Annual Report

As compensation for its subadvisory services, LMPFA pays QS 90% of the management fee paid by the Fund to LMPFA, net of (i) all fees and expenses incurred by LMPFA under the investment management agreement (including without limitation any subadvisory fee paid to another subadviser to the Fund) and (ii) expense waivers, if any, and reimbursements. LMPFA pays Western Asset a fee of 0.02% of the portion of the Fund’s average daily net assets allocated to Western Asset for the management of cash and other short-term instruments, net of expense waivers, if any, and reimbursements.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the distributor of Creation Units for the Fund on an agency basis.

The Fund’s Board of Trustees has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the period ended October 31, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	$750,009
Sales	600,488

During the period ended October 31, 2016, in-kind transactions (see Note 5) were as follows:

Contributions	$2,496,931
Redemptions	—

The in-kind contributions and in-kind redemptions shown in this table may not agree with the Fund Share Transactions on the Statement of Changes in Net Assets. This table represents the accumulation of the Fund’s daily net shareholder transactions while the Statement of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transactions.

At October 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$213,764
Gross unrealized depreciation	(97,365)
Net unrealized appreciation	$116,399

Legg Mason US Diversified Core ETF 2016 Annual Report	57

Notes to financial statements (cont’d)

4. Derivative instruments and hedging activities

During the period ended October 31, 2016, the Fund did not invest in derivative instruments.

5. Fund share transactions

At October 31, 2016, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 100,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.

6. Income tax information and distributions to shareholders

The Fund did not make any distributions during the period ended October 31, 2016.

As of October 31, 2016, the components of accumulated earnings (losses) on a tax basis were as follows:

Undistributed ordinary income — net	$42,670
Deferred Capital Losses*	(9,339)
Other book/tax temporary differences(a)	294
Unrealized appreciation (depreciation)(b)	116,399
Total accumulated earnings (losses) — net	$150,024

*	These capital losses have been deferred in the current period as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)	Other book/tax temporary differences are attributable to book/tax differences in the treatment of distributions from real estate investment trusts.

(b)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and other book/tax basis adjustments on certain investments.

7. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

58	Legg Mason US Diversified Core ETF 2016 Annual Report

Report of independent registered public accounting firm

The Board of Trustees and Shareholders

Legg Mason ETF Equity Trust:

We have audited the accompanying statement of assets and liabilities of Legg Mason US Diversified Core ETF (the “Fund”), a series of Legg Mason ETF Equity Trust, including the schedule of investments, as of October 31, 2016, and the related statements of operations and changes in net assets, and the financial highlights for the period from December 28, 2015 (inception date) to October 31, 2016. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Legg Mason US Diversified Core ETF as of October 31, 2016, the results of its operations, the changes in its net assets, and the financial highlights for the period from December 28, 2015 (inception date) to October 31, 2016, in conformity with U.S. generally accepted accounting principles.

New York, New York

December 21, 2016

Legg Mason US Diversified Core ETF 2016 Annual Report	59

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Legg Mason US Diversified Core ETF (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202. Information pertaining to the Trustees and officers of the Fund is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-888-386-5535.

Independent Trustees†
Paul R. Ades
Year of birth	1940
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during past five years	Paul R. Ades, PLLC (law firm) (since 2000)
Number of funds in fund complex overseen by Trustee	46
Other board memberships held by Trustee during past five years	None

Andrew L. Breech
Year of birth	1952
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during past five years	President, Dealer Operating Control Service, Inc. (automotive retail management) (since 1985)
Number of funds in fund complex overseen by Trustee	46
Other board memberships held by Trustee during past five years	None

Dwight B. Crane
Year of birth	1937
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1981
Principal occupation(s) during past five years	Professor Emeritus, Harvard Business School (since 2007); formerly, Professor, Harvard Business School (1969 to 2007); Independent Consultant (since 1969)
Number of funds in fund complex overseen by Trustee	46
Other board memberships held by Trustee during past five years	None

60	Legg Mason US Diversified Core ETF

Independent Trustees cont’d
Althea L. Duersten
Year of birth	1951
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 2014
Principal occupation(s) during past five years	Retired (since 2011); formerly, Chief Investment Officer, North America, JPMorgan Chase (investment bank) and member of JPMorgan Executive Committee (2007 to 2011)
Number of funds in fund complex overseen by Trustee	46
Other board memberships held by Trustee during past five years	None

Frank G. Hubbard
Year of birth	1937
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1993
Principal occupation(s) during past five years	President, Fealds, Inc. (business development) (since 2016); formerly, President, Avatar International Inc. (business development) (1998 to 2015)
Number of funds in fund complex overseen by Trustee	46
Other board memberships held by Trustee during past five years	None

Howard J. Johnson
Year of birth	1938
Position(s) with Trust	Trustee and Chairman
Term of office[1] and length of time served[2]	From 1981 to 1998 and since 2000 (Chairman since 2013)
Principal occupation(s) during past five years	Chief Executive Officer, Genesis Imaging LLC (technology company) (since 2003)
Number of funds in fund complex overseen by Trustee	46
Other board memberships held by Trustee during past five years	None

Jerome H. Miller
Year of birth	1938
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1995
Principal occupation(s) during past five years	Retired
Number of funds in fund complex overseen by Trustee	46
Other board memberships held by Trustee during past five years	None

Legg Mason US Diversified Core ETF	61

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees cont’d
Ken Miller
Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during past five years	Retired; formerly, President, Young Stuff Apparel Group, Inc. (apparel manufacturer), division of Li & Fung (1963 to 2012)
Number of funds in fund complex overseen by Trustee	46
Other board memberships held by Trustee during past five years	None

John J. Murphy
Year of birth	1944
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 2002
Principal occupation(s) during past five years	Founder and Senior Principal, Murphy Capital Management (investment management) (since 1983)
Number of funds in fund complex overseen by Trustee	46
Other board memberships held by Trustee during past five years	Trustee, UBS Funds (52 funds) (since 2008); Trustee, Consulting Group Capital Markets Funds (11 funds) (since 2002); Director, Fort Dearborn Income Securities, Inc. (since 2013); formerly, Director, Nicholas Applegate Institutional Funds (12 funds) (2005 to 2010)

Thomas F. Schlafly
Year of birth	1948
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during past five years	Chairman, The Saint Louis Brewery, LLC (brewery) (since 2012); formerly, President, The Saint Louis Brewery, Inc. (1989 to 2012); Partner, Thompson Coburn LLP (law firm) (since 2009)
Number of funds in fund complex overseen by Trustee	46
Other board memberships held by Trustee during past five years	Director, Citizens National Bank of Greater St. Louis (since 2006)

62	Legg Mason US Diversified Core ETF

Interested Trustee and Officer
Jane Trust[3]
Year of birth	1962
Position(s) with Trust	Trustee, President and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during past five years	Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2016); Officer and/or Trustee/Director of 159 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Vice President of LMPFA (2015); Director of ClearBridge, LLC (formerly, Legg Mason Capital Management, LLC) (2007 to 2014); formerly, Managing Director of Legg Mason Investment Counsel & Trust Co. (2000 to 2007)
Number of funds in fund complex overseen by Trustee	152
Other board memberships held by Trustee during past five years	None

Additional Officers

Ted P. Becker Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

Susan Kerr Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1949
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during past five years	Assistant Vice President of Legg Mason & Co. and Legg Mason Investor Services, LLC (“LMIS”) (since 2010); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer of LMIS (since 2012); Senior Compliance Officer of LMIS (since 2011); formerly, AML Consultant, DTCC (2010); AML Consultant, Rabobank Netherlands, (2009); First Vice President, Director of Marketing & Advertising Compliance and Manager of Communications Review Group at Citigroup Inc. (1996 to 2008)

Legg Mason US Diversified Core ETF	63

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers cont’d
Jenna Bailey Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1978
Position(s) with Trust	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during past five years	Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2015); Compliance Officer of Legg Mason & Co. (since 2013); Assistant Vice President of Legg Mason & Co. (since 2011); formerly, Associate Compliance Officer of Legg Mason & Co. (2011 to 2013); Risk Manager of U.S. Distribution of Legg Mason & Co. (2007 to 2011)

Robert I. Frenkel Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel — U.S. Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Thomas C. Mandia Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers)

64	Legg Mason US Diversified Core ETF

Additional Officers cont’d
Richard F. Sennett Legg Mason 100 International Drive, 7th Floor, Baltimore, MD 21202
Year of birth	1970
Position(s) with Trust	Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Principal Financial Officer and Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011 and since 2013); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)

Christopher Berarducci Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1974
Position(s) with Trust	Treasurer
Term of office[1] and length of time served[2]	Since 2014
Principal occupation(s) during past five years	Director of Legg Mason & Co. (since 2015); Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2010); formerly, Vice President of Legg Mason & Co. (2011 to 2015); Assistant Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010)

Jeanne M. Kelly Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); formerly, Senior Vice President of LMFAM (2013 to 2015)

†	Trustees who are not “interested persons” of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Ms. Trust is an “interested person” of the Fund, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

Legg Mason US Diversified Core ETF	65

Legg Mason

US Diversified Core ETF

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson Chairman

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Custodian

State Street Bank & Trust Company

Transfer agent

State Street Bank and Trust Company One Lincoln Street

Boston, Massachusetts 02111

Independent registered public accounting firm

KPMG LLP 345 Park Avenue

New York, NY 10154

Legg Mason US Diversified Core ETF

The Fund is a separate investment series of Legg Mason ETF Equity Trust, a Maryland statutory trust.

Legg Mason US Diversified Core ETF

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-888-386-5535.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-888-386-5535, (2) at www.leggmason.com/etf and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason US Diversified Core ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2016 Legg Mason Investor Services, LLC

Member FINRA, SIPC

ETF Index Disclaimers

The MSCI USA IMI Index (the “MSCI Index”) was used by QS Investors, LLC (“QS”), the Fund’s subadviser, as the reference universe for selection of the companies included in the QS DBI US Diversified Index (the “QS DBI Index”). MSCI Inc. does not in any way sponsor, support, promote or endorse the QS DBI Index or the Legg Mason US Diversified Core ETF (the “Fund”). MSCI Inc. was not and is not involved in any way in the creation, calculation, maintenance or review of the QS DBI Index. The MSCI Index was provided on an “as is” basis. MSCI Inc., its affiliates and any other person or entity involved in or related to compiling, computing or creating the MSCI Index (collectively, the “MSCI Parties”) expressly disclaim all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose). Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including without limitation lost profits) or any other damages in connection with MSCI Index, the QS DBI Index, or the Fund.

QS does not guarantee the accuracy and/or the completeness of the MSCI Index or any data included therein, and QS shall not have any liability for any errors, omissions or interruptions therein. QS makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the MSCI Index, trading based on the MSCI Index, or any data included therein, either in connection with the Fund or for any other use. QS makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the MSCI Index or any data included therein. Without limiting any of the foregoing, in no event shall QS have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the MSCI Index, even if notified of the possibility of such damages.

www.leggmason.com

© 2016 Legg Mason Investor Services, LLC Member FINRA, SIPC

ETFF323377 12/16 SR16-2952

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Dwight B. Crane possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Dwight B. Crane as the Audit Committee’s financial expert. Dwight B. Crane is an “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the fiscal period ending October 31, 2016 (the “Reporting Period”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Period, were $0 in 2016.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in 2016.

(c) Tax Fees. The aggregate fees billed in the Reporting Period for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in 2016. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Period that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees for other fees billed in the Reporting Period for products and services provided by the Auditor were $0 in October 31, 2016, other than the services reported in paragraphs (a) through (c) of this item for the Legg Mason ETF Equity Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason ETF Equity Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of
Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason ETF Equity Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% for 2016; Tax Fees were 100% for 2016; and Other Fees were 100% for 2016.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason ETF Equity Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason ETF Equity Trust during the reporting period were $0 in 2016.

(h) Yes. Legg Mason ETF Equity Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason ETF Equity Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a) Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)58(A) of the Exchange Act. The Audit Committee consists of the following Board members:

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

b) Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason ETF Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	December 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	December 27, 2016

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	December 27, 2016